Related party transactions (Details 2)	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 Zhizhu Network CNY	Dec. 31, 2012 Unknown Worlds CNY	Dec. 31, 2013 Youtang CNY	Dec. 31, 2013 Others CNY	Dec. 31, 2013 PW Pictures CNY	Dec. 31, 2012 PW Pictures CNY
Related party transactions
Due from related parties	$ 560,498	3,393,089	7,542,600	656,136	7,542,600	2,666,667	70,286
Due to related parties	$ 15,156	91,750	150,000	41,750				50,000	150,000